Net (Loss)/Income per Share (Narrative) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Options to purchase ordinary shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted net loss per share (number of shares)	21,081,709	68,815,132
Series A preferred shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted net loss per share (number of shares)	48,794,521	130,000,000
Unvested restricted shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted net loss per share (number of shares)	9,598,955
Unvested restricted shares units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted net loss per share (number of shares)	4,553,447